Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
February 28, 2026
DRA-NPRT3-0426
1.9907224.102
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.0%
Industrials - 2.0%
Machinery - 2.0%
ATS Corp (a)	119,012	3,799,694
CHINA - 7.7%
Consumer Discretionary - 1.9%
Automobile Components - 0.8%
Hesai Group ADR (a)	57,022	1,536,743
Automobiles - 1.1%
BYD Co Ltd H Shares	170,214	2,065,831
TOTAL CONSUMER DISCRETIONARY		3,602,574
Industrials - 5.2%
Machinery - 5.2%
Airtac International Group	119,941	4,607,822
Estun Automation Co Ltd A Shares (China) (a)	335,872	1,163,127
Shenzhen Inovance Technology Co Ltd A Shares (China)	404,644	4,302,388
TOTAL INDUSTRIALS		10,073,337
Information Technology - 0.6%
Software - 0.6%
Pony AI Inc ADR (a)	81,737	1,172,108
TOTAL CHINA		14,848,019
FRANCE - 1.6%
Information Technology - 1.6%
Software - 1.6%
Dassault Systemes SE	143,834	3,152,651
GERMANY - 3.7%
Industrials - 3.2%
Industrial Conglomerates - 3.2%
Siemens AG	20,725	6,058,495
Information Technology - 0.5%
Software - 0.5%
Nemetschek SE	12,901	1,033,531
TOTAL GERMANY		7,092,026
JAPAN - 18.2%
Industrials - 15.8%
Machinery - 15.0%
Daifuku Co Ltd	151,164	6,264,743
FANUC Corp	83,919	3,822,341
Komatsu Ltd	81,801	3,945,871
MISUMI Group Inc	195,277	3,936,426
SMC Corp	11,160	5,389,730
THK Co Ltd	153,700	5,548,022
		28,907,133
Professional Services - 0.8%
Recruit Holdings Co Ltd	36,981	1,625,918
TOTAL INDUSTRIALS		30,533,051
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 2.4%
Keyence Corp	10,895	4,608,739
TOTAL JAPAN		35,141,790
SWEDEN - 6.4%
Industrials - 4.4%
Machinery - 4.4%
Epiroc AB A Shares	113,093	3,406,219
Sandvik AB	115,318	5,101,911
TOTAL INDUSTRIALS		8,508,130
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Hexagon AB B Shares	329,978	3,761,214
TOTAL SWEDEN		12,269,344
SWITZERLAND - 1.4%
Industrials - 1.4%
Machinery - 1.4%
Kardex Holding AG	8,184	2,778,206
TAIWAN - 8.5%
Industrials - 1.2%
Machinery - 1.2%
Hiwin Technologies Corp	309,693	2,270,911
Information Technology - 7.3%
Semiconductors & Semiconductor Equipment - 7.3%
Taiwan Semiconductor Manufacturing Co Ltd	221,162	14,066,766
TOTAL TAIWAN		16,337,677
UNITED KINGDOM - 1.9%
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 1.9%
Renishaw PLC	62,067	3,596,717
UNITED STATES - 47.7%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Alphabet Inc Class C	17,173	5,348,187
Consumer Discretionary - 3.7%
Automobiles - 1.8%
Tesla Inc (a)	8,705	3,503,850
Broadline Retail - 1.9%
Amazon.com Inc (a)	16,853	3,539,130
TOTAL CONSUMER DISCRETIONARY		7,042,980
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical Inc (a)	3,935	1,981,312
Industrials - 20.1%
Aerospace & Defense - 3.9%
Axon Enterprise Inc (a)	9,895	5,367,048
Beta Technologies Inc Class A (a)	3,000	56,400
Rocket Lab Corp	30,418	2,101,884
		7,525,332
Electrical Equipment - 5.9%
AMETEK Inc	13,663	3,268,463
Emerson Electric Co	31,340	4,724,505
Rockwell Automation Inc	8,251	3,361,870
		11,354,838
Ground Transportation - 1.9%
Uber Technologies Inc (a)	49,663	3,745,583
Machinery - 8.4%
Caterpillar Inc	4,034	2,996,576
Deere & Co	16,321	10,277,497
Symbotic Inc Class A (a)(b)	50,650	2,774,607
		16,048,680
TOTAL INDUSTRIALS		38,674,433
Information Technology - 20.2%
Electronic Equipment, Instruments & Components - 1.2%
Teledyne Technologies Inc (a)	3,339	2,274,193
Semiconductors & Semiconductor Equipment - 10.9%
NVIDIA Corp	45,145	7,999,243
Teradyne Inc	40,619	12,999,299
		20,998,542
Software - 8.1%
Autodesk Inc (a)	7,580	1,863,695
Manhattan Associates Inc (a)	7,800	1,056,354
Microsoft Corp	4,611	1,810,924
Palantir Technologies Inc Class A (a)	36,111	4,954,068
PTC Inc (a)	21,265	3,329,886
Synopsys Inc (a)	6,364	2,634,696
		15,649,623
TOTAL INFORMATION TECHNOLOGY		38,922,358
TOTAL UNITED STATES		91,969,270
TOTAL COMMON STOCKS (Cost $137,478,082)		190,985,394

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	1,538,426	1,538,733
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	2,467,253	2,467,500
TOTAL MONEY MARKET FUNDS (Cost $4,006,233)			4,006,233

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $141,484,315)	194,991,627
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(2,216,971)
NET ASSETS - 100.0%	192,774,656

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,711,389	9,812,035	9,984,810	27,520	119	-	1,538,733	1,538,426	0.0%
Fidelity Securities Lending Cash Central Fund	4,036,521	42,300,109	43,868,783	48,661	(347)	-	2,467,500	2,467,253	0.0%
Total	5,747,910	52,112,144	53,853,593	76,181	(228)	-	4,006,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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